Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Provision for labor, tax and civil risk	R$ 13,551	R$ 12,583	R$ 10,428
Allowance for doubtful accounts	4,781	2,160	2,181
Tax losses and negative basis of social contribution tax	8,059	13,039	11,728
Provision for compensation or renegotiation from acquisitions	34,908	52,837	13,615
Goodwill impairment	33,059	33,059	0
Customer portfolio and platform	16,154	901	(14,673)
Other temporary differences	8,244	3,975	4,026
Total deferred tax assets	118,756	118,554	27,305
Deferred Tax liabilities
Goodwill	(26,785)	(26,785)	(26,785)
Total deferred tax liabilities	(26,785)	(26,785)	(26,785)
Net deferred tax	91,971	91,769	520
Deferred taxes – assets	91,971	91,769	2,276
Deferred taxes – liabilities	R$ 0	R$ 0	R$ (1,756)